UNITED STATES

SECURITIES AND EXCHANGE

COMMISSION

Washington, D.C. 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number   811-22677

Avenue Mutual Funds Trust

(Exact name of registrant as specified in charter)

399 Park Avenue, 6th Floor, New York, NY	10022
(Address of principal executive offices)	(Zip code)

Randolph Takian

Avenue Capital Group

399 Park Avenue, 6th Floor

New York, NY 10022

(Name and address of agent for service)

Registrant’s telephone number, including area code:   (212) 878-3500

Date of fiscal year end:      10/31

Date of reporting period:    7/1/12-6/30/13

Item 1. Proxy Voting Record.

PROXY VOTING RECORD

FOR PERIOD JULY 1, 2012 TO JUNE 30, 2013

There is no proxy voting activity for the Avenue Credit Strategies Fund, a series of the Registrant, for the period from July 1, 2012 to June 30, 2013.

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Avenue Mutual Funds Trust

By (Signature and Title)*
/s/ Randolph Takian
Randolph Takian, Trustee, Chief Executive Officer and President (Principal Executive Officer)

Date	August 19, 2013

*Print the name and title of each signing officer under his or her signature.